Income and Expenses Items - Summary of Other Operating Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis Of Income And Expense [Abstract]
Allowance for trade receivables	$ 205	$ 124
Allowance for trade receivables for related parties	15
Impairment of property, plant, and equipment	7	4	$ 546
Allowance for foreseeable loss			193
Allowance for other receivable			30
Other operating expenses – others		1	1
Total other operating expenses	$ 227	$ 129	$ 770